Fair Value of Financial Instruments (Details) - Schedule of changes in fair value of the company’s derivative liability $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of Changes in Fair Value of the Company Derivative Liability [Abstract]
Balance at January 1, 2021	$ 3,088
Fair value of changes in derivative liabilities	(68)
Derecognition of derivative liabilities	(3,020)
Balance at December 31, 2021	[1]

[1]	As further explained in Note 11, in 2021, the Company sold Series D shares to investors and this qualified financing event triggered the conversion of all outstanding convertible notes and derivative instruments; as such, there was no derivative activity in the year ended December 31, 2022.